FAIR VALUE MEASUREMENTS (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 39,055	$ 26,887
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	38,419	26,425
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	38,419	26,425
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	38,085	26,071
Level 1 | Kinetik Holdings Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	334	354
NAV | Collective trust fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 636	$ 462